Short-Term Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2020
Short Term Notes Payable - Related Parties [Abstract]
SHORT-TERM NOTES PAYABLE – RELATED PARTIES

NOTE 8 – SHORT-TERM NOTES PAYABLE – RELATED PARTIES

On January 1, 2019, the Company had outstanding short-term notes payable with the Company's president totaling $249,000. The Company borrowed an additional $91,680 during the first quarter 2019. Interest expense recognized on these loans was nil and $3,382 for the years ended December 31, 2020 and 2019, respectively. These short-term notes were repaid in full, in March 2019 as part of the terms of the Purchase Agreement.